Accounts receivable, net - Schedule of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Trade accounts receivable	$ 63,990	$ 59,998
Other receivables	4,763	2,379
Accounts receivable, gross	68,753	62,377
Less: allowance for credit losses	(2,722)	(6,717)
Accounts receivable, net	$ 66,031	$ 55,660